Income Taxes - Reconciliation of the income tax computed at federal statutory income tax rate to the reported provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax benefit at statutory federal rate					$ (5,618)	$ (4,885)
State tax, net of federal tax benefit					(1,694)	(1,500)
Interest expense					477	274
Increase in valuation allowance					7,908	6,993
Permanent items					37	30
General business tax credit					(1,098)	(923)
Other					(5)	16
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 7	$ 5